Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Trading Symbol	DFIN
Entity Registrant Name	Donnelley Financial Solutions, Inc.
Entity Central Index Key	0001669811
Entity Filer Category	Non-accelerated Filer